INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2023
Notes and other explanatory information [abstract]
Schedule of income taxes benefit

	Years Ended March 31,
(In thousands)	2023	2022

Current:
Federal	$(25)	$–
State and local	–	–
Foreign	–	42
Total current	(25)	42

Deferred:
Federal	–	–
State and local	–	–
Foreign	17,881	(4,394)
Total deferred	17,881	(4,394)
Benefit (expense) from income taxes	$17,856	$(4,352)

Schedule of reconciliation income tax rates

	Years Ended March 31,
	2023	2022
Loss on ordinary activities before tax	$(2,252)	$(1,342)
Statutory U.S. income tax rate	21.0%	21.0%
Income tax benefit at statutory income tax rate	474	282
Losses (unrecognized)	(604)	(282)
Utilization of losses not previously benefitted	105	–
Income tax (expense)	$(25)	$–

Schedule of effective income tax rates

	Years Ended March 31,
	2023	2022
Loss on ordinary activities before tax	$63,248	$4,127
Statutory U.K. income tax rate	19.0%	19.0%
Loss at statutory income tax rate	12,017	784

Change from increase in deferred income tax rate	3,795	(6,998)
Recognition of deferred tax assets	–	722
Foreign currency effect	2,069	1,098
Research and development credit	–	42
Income tax benefit (expense)	$17,881	$(4,352)

Schedule of reconciliation of financial statement loss to tax basis loss

	Years Ended March 31,
	2023				2022
	United States	BVI	United Kingdom	Total	United States	BVI	Foreign	Total

Pre-tax loss	$(2,252)	$(57,022)	$(63,248)	$(122,522)	$(1,342)	$(9,348)	$(4,127)	$(14,817)
Loss for which no benefit was taken	2,875	–	59,320	62,195	–	–	–	–
Losses not subject to tax	–	57,022	–	57,022	–	9,348	–	9,348
Utilization of losses not previously benefitted	(498)	–	–	(498)	–	–	–	–
Taxable income (loss)	$125	$–	$(3,928)	$(3,803)	$(1,342)	$–	$(4,127)	$(5,469)

Schedule of deferred tax assets and liabilities

	As of March 31,
	2023	2022
Deferred tax assets:
Net operating loss	$(4,131)	$(3,253)
Deferred tax asset (unrecognized)	1,500	1,500
Deferred tax asset	(2,631)	(1,753)

Deferred tax liabilities:
In-process research and development	13,195	30,198
Deferred tax liability	13,195	30,198

Net deferred tax liability	$10,564	$28,445